Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 1,122	$ 607	$ 113
Future amortization expense next twelve months	806
Future amortization expense year two	231
Future amortization expense year three	209
Future amortization expense year four	201
Future amortization expense year five	201
Future amortization expense thereafter	$ 722